Structured operations certificates	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Structured operations certificates	Structured operations certificates
Structured Operations Certificates (COE) are financial instruments combining fixed and variable income elements, with returns linked to assets indices such as exchange, inflation, shares and international assets. All the financial instruments its originate by Banco XP S.A.

	2020	2019

Maturity
From 91 to 180 days	945	—
From 180 to 360 days	1,489	—
After 360 days	2,176,025	19,474
Total	2,178,459	19,474
Current	2,434	—
Non-Current	2,176,025	19,474